Tangible fixed assets (Tables)	12 Months Ended
Dec. 31, 2023
Tangible fixed assets
Schedule of movements in tangible fixed assets

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2022	2,681,095	4,089	2,685,184
Additions, net	1,835	1,523	3,358
Transfer under Vessels held for sale	(324,034)	—	(324,034)
As of December 31, 2022	2,358,896	5,612	2,364,508
Additions, net	7,748	1,705	9,453
Disposal	(203,884)	—	(203,884)
Write-off of fully amortized drydocking component	(7,173)	—	(7,173)
As of December 31, 2023	2,155,587	7,317	2,162,904
Accumulated depreciation and impairment loss
As of January 1, 2022	796,601	—	796,601
Depreciation	68,264	—	68,264
Impairment loss on vessels	4,444	—	4,444
Transfer under Vessels held for sale	(182,572)	—	(182,572)
As of December 31, 2022	686,737	—	686,737
Depreciation	59,424	—	59,424
Disposal	(53,542)	—	(53,542)
Write-off of fully amortized drydocking component	(7,173)	—	(7,173)
As of December 31, 2023	685,446	—	685,446
Net book value
As of December 31, 2022	1,672,159	5,612	1,677,771
As of December 31, 2023	1,470,141	7,317	1,477,458